Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 9,538,438	₩ 7,404,323
Acquisition and disposition	140,999	161,824
Share of profit (loss)	3,273,932	2,164,427
Other comprehensive income (loss)	(14,791)	(140,748)
Impairment loss		(1,311)
Other increase (decrease)	(126,807)	(50,077)
Ending balance	12,811,771	9,538,438
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	526,099	46,354
Acquisition and disposition		113,803
Share of profit (loss)	7,618	2,707
Other comprehensive income (loss)	17,831	(36,783)
Other increase (decrease)		400,018
Ending balance	551,548	526,099
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	257,003	263,850
Share of profit (loss)	38,099	(8,815)
Other comprehensive income (loss)	(9,919)	3,371
Other increase (decrease)	(3,499)	(1,403)
Ending balance	281,684	257,003
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	280,988	265,798
Share of profit (loss)	14,581	15,494
Other comprehensive income (loss)	(7,112)	(304)
Ending balance	288,457	280,988
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	38,718	39,514
Acquisition and disposition	3,180
Share of profit (loss)	(116)	(733)
Other comprehensive income (loss)	(808)	(63)
Ending balance	40,974	38,718
SK Industrial Development China Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		74,717
Share of profit (loss)		5,154
Other comprehensive income (loss)		(1,092)
Other increase (decrease)		(78,779)
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	42,511	47,488
Share of profit (loss)	(1,880)	433
Other comprehensive income (loss)	1,838	(5,410)
Ending balance	42,469	42,511
HappyNarae Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	21,873	17,236
Acquisition and disposition	(29,325)	688
Share of profit (loss)	7,479	3,929
Other comprehensive income (loss)	(27)	20
Ending balance		21,873
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	8,130,000	6,132,122
Share of profit (loss)	3,238,054	2,175,887
Other comprehensive income (loss)	(13,639)	(90,349)
Other increase (decrease)	(146,100)	(87,660)
Ending balance	11,208,315	8,130,000
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,853	15,451
Share of profit (loss)	(24)	131
Other comprehensive income (loss)	591	(1,729)
Ending balance	14,420	13,853
SKY Property Mgmt. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		263,225
Share of profit (loss)		2,362
Other comprehensive income (loss)		1,141
Other increase (decrease)		(266,728)
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	9,498,381	7,306,816
Acquisition and disposition	136,161	178,526
Share of profit (loss)	3,294,987	2,189,261
Other comprehensive income (loss)	(11,109)	(133,921)
Impairment loss		(1,311)
Other increase (decrease)	(126,807)	(40,990)
Ending balance	12,791,613	9,498,381
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	64,966
Acquisition and disposition		65,341
Share of profit (loss)	(909)	(375)
Other comprehensive income (loss)	(256)
Ending balance	63,801	64,966
Xian Tianlong Science and Technology Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	25,891	25,880
Acquisition and disposition	(25,553)
Share of profit (loss)	(338)	11
Ending balance		25,891
Makeus Corp.[member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	9,773
Share of profit (loss)	(574)
Other increase (decrease)	(6)
Ending balance	9,193
SK South East Asia Investment Pte Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	111,000
Ending balance	111,000
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	36,487
Share of profit (loss)	473
Other comprehensive income (loss)	115
Ending balance	37,075
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	96,479	115,181
Acquisition and disposition	22,902	(1,306)
Share of profit (loss)	(6,474)	(6,924)
Other comprehensive income (loss)	197	(2,723)
Impairment loss		(1,311)
Other increase (decrease)	(6,710)	(6,438)
Ending balance	106,394	96,479
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Share of profit (loss)	(959)
Other increase (decrease)	29,508
Ending balance	28,549
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	7,697
Share of profit (loss)	(43)
Other comprehensive income (loss)	80
Ending balance	7,734
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,991	20,081
Acquisition and disposition	1,537	2,162
Share of profit (loss)	563	(2,267)
Other comprehensive income (loss)	(3,604)	(5,985)
Ending balance	12,487	13,991
Celcom planet [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	12,932
Share of profit (loss)	(12,932)
PT XL planet digital [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		27,512
Acquisition and disposition		(18,864)
Share of profit (loss)		(8,648)
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	16,474	24,174
Share of profit (loss)	(8,728)	(7,691)
Other comprehensive income (loss)	(75)	(9)
Ending balance	7,671	16,474
12CM GLOBAL PTE. LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	9,592
Acquisition and disposition	(9,631)
Share of profit (loss)	42
Other comprehensive income (loss)	(3)
Ending balance		9,592
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	40,057	97,507
Acquisition and disposition	4,838	(16,702)
Share of profit (loss)	(21,055)	(24,834)
Other comprehensive income (loss)	(3,682)	(6,827)
Other increase (decrease)		(9,087)
Ending balance	20,158	40,057
Celcom Planet and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 9,592	25,740
Share of profit (loss)		(6,228)
Other comprehensive income (loss)		(833)
Other increase (decrease)		(9,087)
Ending balance		₩ 9,592